Equity Narrative (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share capital [member]
Equity narrative [line items]
Par value per share	€ 0.076	€ 0.058	€ 0.058
Average price per share, capital increase via exerciese of warrants	€ 6.4
Merger With Ailanthus NV	13,428,688
Outstanding shares	54,169,257	53,172,513	52,890,761
Total shareholders capital	€ 4,096	€ 3,066	€ 3,050
Increase shareholder's capital through convertible bonds	€ 1,000
Number of new shares through convertible bonds	508,904
Capital increase via exercise warrants	€ 30
Number of new shares warrants	487,840
Average price per share, capital increase via exerciese of convertible bonds	€ 1.97
Reserves [member]
Equity narrative [line items]
Legal reserve max percent of capital	5.00%
Non-controlling interest [Member]
Equity narrative [line items]
Non-controlling interest percent in Engimplan		25.00%
Retained earnings impact NCI-acquisition Engimplan	€ 2,213
Aquisition NCI Engimplan other reserves	€ 1,279
Remaining interest Engimplan acquired	25.00%
RapidFit+ [member]
Equity narrative [line items]
Non-controlling interest percent in rapdit fit	10.00%
Non-controlling interest amount Engimplan		€ 3,107
Written put option Rapid Fit Plus	€ 875	875	845
Written put option Rapid Fit Plus undiscounted estimated redemption amount	875	875	875
Written put option Rapid Fit Plus initial reclassification from non-controlling interest	264
Written put option Rapid Fit Plus iniitial reclassification from consolidated reserves	€ 64
Issued dilution warrants to non-controlling interest	10
Share premium [Member]
Equity narrative [line items]
Total share premium	€ 141,275	138,090	136,637
Equity-settled share-based payment expense	103	201	633
Capital increase via exercise warrants	€ 3,082	€ 1,252
Capital increase in cash - public offering			59,575
Expenses directly attributable to public offering			(4,003)
Capital increase through excercise of warrants			€ 593